10. CURRENT AND DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2020
Other Capital Reserves [Member]
CURRENT AND DEFERRED INCOME TAXES
10.	CURRENT AND DEFERRED INCOME TAXES

	ASSETS
	2020	2019
Current recoverable taxes
Recoverable income tax (IRPJ) (i)	179,780	209,513
Recoverable social contribution (CSLL) (i)	73,435	81,215
IRRF/CSLL - withholding income taxes (ii)	104,906	251,998
Total current	358,121	542,726

Deferred recoverable taxes
Income tax and social contribution on temporary differences[1]	3,671,070	99,175
Total non-current	3,671,070	99,175

[1] See movements table below.

	LIABILITIES
	2020	2019
Current taxes payable
Income tax payable	11,752	54,358
Social contribution payable	630	12,296
Total current	12,382	66,654

(i)	Refer mainly to prepaid income tax and social contribution that will be offset against federal taxes payable in the future.

(ii)	Withholding income tax (IRRF) credits on cash investments, derivatives, intragroup loans, government entities, and other amounts that are used as deductions from income tax payable for the years, and social contribution withheld at source on services provided to government agencies.

Movements in deferred income tax and social contribution

	Balance in 2019	Recognized in deferred tax benefit/ expenses	Recognized directly in equity	Balance in 2020
Deferred tax assets arising on:
Temporary differences
Provisions	1,175,247	48,157		1,223,404
Provisions for suspended taxes	164,554	4,985		169,539
Provisions for pension funds	(14,105)	161	(197,243)	(211,187)
Expected credit losses on trade receivables	432,420	54,613		487,033
Profit sharing	81,319	51,837		133,156
Foreign exchange differences	1,736,933	1,705,522		3,442,455
Merged goodwill (i)	1,411,749	(279,757)		1,131,992
Onerous obligation	1,977,824	460,601		2,438,425
Leases	92,374	103,958		196,332
MTM - Derivatives		1,211		1,211
Other temporary add-backs and deductions	860,878	218,874		1,079,752
Deferred taxes on temporary differences	7,919,193	2,370,162	(197,243)	10,092,112
CSLL tax loss carryforwards	14,762,087	1,799,883		16,561,970
Total deferred tax assets	22,681,280	4,170,045	(197,243)	26,654,082
Deferred tax liabilities
Temporary differences and income tax and social contribution of goodwill (ii)	(2,297,344)	(126,464)		(2,423,808)
Valuation allowance (iii)	(20,284,761)	(519,426)	197,243	(20,606,944)
Subtotal deferred taxes – assets (liabilities)	99,175	3,524,155		3,623,330
Transfer to held for sale		47,740		47,740
Total deferred tax assets (liabilities)	99,175	3,571,895		3,671,070

(i)	Refer to: (i) deferred income tax and social contribution assets calculated as tax benefit originating from the goodwill paid on acquisition of the Company and recognized by the merged companies in the course of 2009. The realization of the tax credit arises from the amortization of the goodwill balance based on the STFC license and in the appreciation of property, plant and equipment, the utilization of which is estimated to occur through 2025, and (ii) deferred income tax and social contribution assets originating from the goodwill paid on the acquisition of interests in the Company in 2008-2011, recognized by the companies merged with and into Telemar Participações S.A. (“TmarPart”) and by TmarPart merged with and into the Company on September 1, 2015, which was based on the Company’s expected future profitability and the amortization of which is estimated to occur through 2025.

(ii)	Refers basically to the tax effects on the appreciation of property, plant and equipment and intangible assets, merged from TmarPart.

(iii)	The Company, based on the schedule of expected generation of future taxable income, supported by a technical feasibility study and the comparison with the estimate of the annual realization amount of asset and liability temporary differences, revised its deferred taxes recovery estimate and identified and recognized the reversal of the allowance at recoverable amount, impact arising from the changes of the Amendment to the JPR (Note 1), basically related to the disposals of the UPIs.

The stock of tax loss carryforwards in Brazil and foreign subsidiaries is approximately R$38,099,633 and R$14,432,380, and corresponds to R$12,953,875 and R$3,608,095 in deferred tax assets, respectively, which can be carried forward indefinitely and offset against taxes payable in the future.